United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	February 8, 2001

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2000

Number of Other included Managers:	3

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$3,311,847

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209      595    68000 SH       SOLE                    68000
AMR Corp.                      COM              001765106      576    14700 SH       SOLE                    14700
American General Corporation   COM              026351106      868    10650 SH       SOLE                    10650
American Home Products         COM              026609107      763    12000 SH       SOLE                    12000
American International         COM              026874107     5852    59370 SH       SOLE                    59370
BP Amoco PLC                   COM              055622104      306     6400 SH       SOLE                     6400
Banc One Corp.                 COM              06423A103      299     8160 SH       SOLE                     8160
Bristol Meyers Squibb          COM              110122108      608     8228 SH       SOLE                     8228
Burlington Industries          COM              121693105      735   420000 SH       SOLE                   420000
Carlisle Companies, Inc.       COM              142339100     1254    29200 SH       SOLE                    29200
Cinergy                        COM              172474108      474    13500 SH       SOLE                    13500
Clayton Homes Inc.             COM              184190106     1732   150650 SH       SOLE                   150650
Delphi Automotive Systems Corp COM              247126105     2390   212411 SH       SOLE                   212411
Delta Air Lines, Inc.          COM              247361108     2240    44625 SH       SOLE                    44625
Devon Energy Inc.              COM              25179M103      736    12075 SH       SOLE                    12075
Diamond Offshore Drilling, Inc COM              25271C102     1586    39650 SH       SOLE                    39650
Exxon Mobil Corp.              COM              30231G102     3043    35003 SH       SOLE                    35003
FleetBostonFinancial Corp      COM              339030108     1707    45450 SH       SOLE                    45450
General Electric               COM              369604103     1208    25200 SH       SOLE                    25200
General Motors                 COM              370442105     2395    47013 SH       SOLE                    47013
General Motors Cl. H           COM              370442832      836    36339 SH       SOLE                    36339
Homestake Mining Del           COM              437614100      634   151500 SH       SOLE                   151500
Household International        COM              441815107     3337    60675 SH       SOLE                    60675
ITT Industries                 COM              450911102      533    13750 SH       SOLE                    13750
Int'l Bus Machines             COM              459200101      568     6681 SH       SOLE                     6681
Kansas City Power & Light      COM              485134100      435    15850 SH       SOLE                    15850
Kaufman & Broad Home Corp.     COM              486168107      709    21050 SH       SOLE                    21050
LTV Corp.                      COM              501921100       82   239250 SH       SOLE                   239250
Mellon Financial Corp          COM              58551A108     2154    43790 SH       SOLE                    43790
Merck & Company                COM              589331107     2092    22340 SH       SOLE                    22340
Navistar International         COM              63934E108     3383   129200 SH       SOLE                   129200
Nisource Inc.                  COM              65473P105     1488    48400 SH       SOLE                    48400
Norfolk Southern               COM              655844108      157    11799 SH       SOLE                    11799
PPL Corp.                      COM              69351t106      484    10720 SH       SOLE                    10720
PepsiCo                        COM              713448108      371     7482 SH       SOLE                     7482
Philip Morris Inc.             COM              718154107     1604    36459 SH       SOLE                    36459
Phillips Petroleum             COM              718507106      955    16800 SH       SOLE                    16800
Quantum-Hard drive             COM              747906303      249    31075 SH       SOLE                    31075
Quantum-Storage Systems        COM              747906204     1001    75550 SH       SOLE                    75550
Rowan Cos Inc.                 COM              779382100     2311    85600 SH       SOLE                    85600
Sabre Holdings Corp. Class A   COM              785905100      411     9530 SH       SOLE                     9530
Simpson Industries             COM              829060102      214    16500 SH       SOLE                    16500
Southwestern Energy Company    COM              845467109      788    76000 SH       SOLE                    76000
TXU Corp.                      COM              873168108     4795   108200 SH       SOLE                   108200
Texaco                         COM              881694103     1876    30200 SH       SOLE                    30200
The Timken Company             COM              887389104     1335    88270 SH       SOLE                    88270
TransCanada Pipelines LTD      COM              893526103      314    27300 SH       SOLE                    27300
Trinity Industries             COM              896522109     1444    57750 SH       SOLE                    57750
Tyco Int'l  LTD New            COM              902124106     2603    46900 SH       SOLE                    46900
USX Marathon Group             COM              902905827     1252    45100 SH       SOLE                    45100
USX-U.S. Steel Group           COM              90337T101      781    43400 SH       SOLE                    43400
Union Pacific                  COM              907818108      203     4000 SH       SOLE                     4000
Unisys Corp.                   COM              909214108     2547   174175 SH       SOLE                   174175
Unumprovident Corp             COM              91529Y106     3443   128100 SH       SOLE                   128100
Utilicorp United               COM              918005109      488    15750 SH       SOLE                    15750
Verizon Communication          COM              92343v104     2084    41581 SH       SOLE                    41581
Washington Mutual Inc.         COM              939322103     3847    72496 SH       SOLE                    72496